Fair Value Measurements (Financial instruments measured at fair value by level within the fair value hierarchy) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Assets:
Term deposits and short term investments	¥ 769,681		¥ 40,000
Available-for-sale investments	513,994	$ 79,347	77,093
Restricted cash	125,000
Liabilities:
Short-term loans	131,046
Quote Prices in Active Market for Identical Assets (Level 1) [Member]
Assets:
Term deposits and short term investments	0		0
Available-for-sale investments	0		0
Restricted cash	125,000
Liabilities:
Short-term loans	0
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Term deposits and short term investments	769,681		40,000
Available-for-sale investments	0		0
Restricted cash	0
Liabilities:
Short-term loans	131,046
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Term deposits and short term investments	0		0
Available-for-sale investments	513,994		¥ 77,093
Restricted cash	0
Liabilities:
Short-term loans	¥ 0